AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 21, 2012

File No. 811-8572

File No. 33-80514

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 36	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 37	☒

BISHOP STREET FUNDS

(Exact Name of Registrant as Specified in Charter)

101 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

(Address of Principal Executive Offices, Zip Code)

1-888-462-5386

Registrant’s Telephone Number, including Area Code:

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103	Christopher D. Menconi Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 36 relates to each series of Bishop Street Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of May, 2012

BISHOP STREET FUNDS

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

*	Trustee	May 21, 2012
Charles E. Carlbom

*	Trustee	May 21, 2012
John K. Darr

*	Trustee	May 21, 2012
William M. Doran

*	Trustee	May 21, 2012
Joseph T. Grause, Jr.

*	Trustee	May 21, 2012
Mitchell A. Johnson

*	Trustee	May 21, 2012
Betty L. Krikorian

*	Trustee	May 21, 2012
Robert A. Nesher

*	Trustee	May 21, 2012
Bruce Speca

*	Trustee	May 21, 2012
James M. Storey

*	Trustee	May 21, 2012
George J. Sullivan, Jr.

*	President	May 21, 2012
Michael Beattie

*	Treasurer, Controller &	May 21, 2012
Michael Lawson	Chief Financial Officer

*By:	/s/ Dianne M. Sulzbach
Dianne M. Sulzbach, pursuant to Power of Attorney

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase